Temporary Equity (Tables)	6 Months Ended
Jun. 30, 2022
Temporary Equity
Schedule of temporary equity

	Convertible Preferred Stock
	Series B		Series B-1		Series C-1
	Shares	Amount	Shares	Amount	Shares	Amount
March 31, 2021	213,583	$1,281,500	459,426	$3,445,716	260,702	$4,615,927
Dividend paid in Series B-1 Preferred Stock	–	–	–	–	5,626	42,196
Conversion of Series B and B-1 Preferred Stock to Common Stock	(213,583)	(1,281,500)	(459,426)	(3,445,716)	(266,328)	(4,658,123)
June 30, 2021	–	$–	–	$–	–	$–

	Convertible Preferred Stock
	Series B		Series B-1		Series C-1
	Shares	Amount	Shares	Amount	Shares	Amount
December 31, 2020	216,916	$1,301,500	467,728	$3,507,981	255,289	$4,550,977
Series C-1 Issue for a reduction in stock payables	–	–	–	–	5,413	64,950
Dividend paid in Series B-1 Preferred Stock	–	–	–	–	5,626	42,196
Conversion of Series B and B-1 Preferred Stock to Common Stock	(216,916)	(1,301,500)	(467,728)	(3,507,981)	(266,328)	(4,658,123)
June 30, 2021	–	$–	–	$–	–	$–